SUPPLEMENTAL CASH FLOW INFORMATION - Other Items Impacting Operating Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Statement [Abstract]
Share-based payments	$ 2,219	$ 2,133
Export duty adjustment in cost of sales	4,303	0
Provisions	141	761
Other	5,553	3,511
Other non-cash items	$ 3,610	$ 6,405